February 1, 2002


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

     Re:  Prudent Bear Funds, Inc.
          File Nos. 33-98726 and 811-9120
          Rule 497(j) Certification

Ladies & Gentlemen:

          The undersigned officer of Prudent Bear Funds, Inc. (the "Funds") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 9 to the Form N-1A Registration Statement filed by the Funds on January 30, 2002, which is the most recent amendment to such Registration Statement; and

          2. that the text of Post-Effective Amendment No. 9 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 30, 2002.

                                        Very truly yours

                                        PRUDENT BEAR FUNDS, INC.



                                        By: /s/ David W. Tice
                                           ------------------------------------
                                           David W. Tice, President